INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

NOTE 4:-INVENTORIES

	December 31,
	2023	2022
Raw materials	$18,742	$14,541
Finished products	25,217	21,836

	$43,959	$36,377

During the year ended December 31, 2023, the Group wrote off inventory in a total amount of approximately $1.1 million , during the year ended December 31, 2022, the Group's inventory write off was immaterial and during the year ended December 31, 2021, the Group wrote off inventory in a total amount of approximately $1.7 million.